JPMorgan International Equity Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.1%
Australia — 4.6%
Glencore plc	3,975	27,097
Medibank Pvt Ltd.	10,960	35,168
Rio Tinto Ltd. (a)	388	40,436
Rio Tinto plc	761	69,398
Telstra Group Ltd.	19,743	67,074
		239,173
Austria — 1.0%
Erste Group Bank AG	413	53,684
Belgium — 1.5%
KBC Group NV	399	56,239
UCB SA	66	20,047
		76,286
China — 0.7%
Prosus NV	658	37,862
Denmark — 0.8%
Novonesis Novozymes B (a)	623	38,166
Finland — 1.6%
Nordea Bank Abp	4,265	82,412
France — 10.9%
Air Liquide SA	381	71,438
Capgemini SE	284	44,182
Engie SA	2,588	77,257
EssilorLuxottica SA	142	43,308
Kering SA	85	26,662
Legrand SA	669	106,845
Safran SA	373	133,146
TotalEnergies SE	875	63,607
		566,445
Germany — 8.2%
Allianz SE (Registered)	157	69,356
Deutsche Telekom AG (Registered)	1,658	55,635
Infineon Technologies AG	1,500	73,353
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	122	73,878
RWE AG	416	26,439
SAP SE	62	12,315
Siemens AG (Registered)	384	115,978
		426,954
Greece — 0.4%
National Bank of Greece SA	1,187	20,958
Hong Kong — 2.9%
AIA Group Ltd.	8,959	103,357
Hong Kong Exchanges & Clearing Ltd.	811	44,734
		148,091

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — 0.6%
Kingspan Group plc	371	32,324
Italy — 2.0%
Ryanair Holdings plc, ADR	304	21,485
UniCredit SpA	955	83,198
		104,683
Japan — 20.6%
Ajinomoto Co., Inc.	2,173	49,704
Hitachi Ltd.	2,318	80,435
Hoya Corp.	339	56,903
IHI Corp.	2,279	52,737
ITOCHU Corp.	5,555	71,125
Kao Corp.	1,217	48,683
Kubota Corp.	1,384	21,205
Mitsubishi UFJ Financial Group, Inc.	6,532	118,297
Mitsui Fudosan Co. Ltd.	4,501	51,612
Nintendo Co. Ltd.	658	40,753
Obayashi Corp.	2,008	45,329
Recruit Holdings Co. Ltd.	672	35,402
Sony Group Corp.	4,725	104,168
Sumitomo Electric Industries Ltd.	985	43,105
Sumitomo Realty & Development Co. Ltd.	928	25,836
Suzuki Motor Corp.	4,081	55,642
Tokio Marine Holdings, Inc.	1,114	41,522
Tokyo Electron Ltd.	237	63,151
Toyota Motor Corp.	2,789	63,210
		1,068,819
Netherlands — 5.9%
ASML Holding NV	140	201,601
Koninklijke Ahold Delhaize NV	1,001	39,124
Koninklijke KPN NV	13,622	66,713
		307,438
Singapore — 3.2%
DBS Group Holdings Ltd.	2,822	131,176
Sea Ltd., ADR *	316	36,767
		167,943
Spain — 4.4%
Banco Santander SA	7,384	94,278
Iberdrola SA	3,967	89,201
Industria de Diseno Textil SA	704	45,780
		229,259
Sweden — 4.1%
Atlas Copco AB, Class A	4,797	98,928
Volvo AB, Class B	3,114	113,134
		212,062

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — 2.9%
Cie Financiere Richemont SA (Registered)	368	71,361
Lonza Group AG (Registered)	88	59,886
UBS Group AG (Registered)	431	20,385
		151,632
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	211	69,820
United Kingdom — 13.9%
3i Group plc	1,089	50,043
AstraZeneca plc	699	130,271
BAE Systems plc	2,566	69,660
British American Tobacco plc	762	46,016
Compass Group plc	2,074	62,202
Diageo plc	1,013	23,311
InterContinental Hotels Group plc	282	38,052
London Stock Exchange Group plc	385	42,919
NatWest Group plc	9,226	84,097
Next plc	267	48,525
RELX plc	1,024	36,576
SSE plc	1,230	40,873
Standard Chartered plc	1,963	50,223
		722,768
United States — 8.5%
Nestle SA (Registered)	984	93,938
Novartis AG (Registered)	785	116,517
Roche Holding AG	254	115,257
Shell plc	2,951	113,414
		439,126
Total Common Stocks (Cost $3,500,898)		5,195,905
Short-Term Investments — 1.3%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (b) (c) (Cost $38,010)	37,995	38,010
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $31,352)	31,352	31,352
Total Short-Term Investments (Cost $69,362)		69,362
Total Investments — 101.4% (Cost $3,570,260)		5,265,267
Liabilities in Excess of Other Assets — (1.4)%		(71,883)
NET ASSETS — 100.0%		5,193,384

Percentages indicated are based on net assets.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $29,435.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.7%
Semiconductors & Semiconductor Equipment	7.7
Pharmaceuticals	7.3
Insurance	6.1
Machinery	5.4
Aerospace & Defense	3.9
Industrial Conglomerates	3.7
Diversified Telecommunication Services	3.6
Oil, Gas & Consumable Fuels	3.4
Capital Markets	3.0
Food Products	2.7
Metals & Mining	2.6
Electric Utilities	2.5
Broadline Retail	2.3
Automobiles	2.3
Chemicals	2.1
Electrical Equipment	2.0
Household Durables	2.0
Hotels, Restaurants & Leisure	1.9
Health Care Equipment & Supplies	1.9
Textiles, Apparel & Luxury Goods	1.9
Real Estate Management & Development	1.5
Multi-Utilities	1.5
Professional Services	1.4
Trading Companies & Distributors	1.4
Life Sciences Tools & Services	1.1
Others (each less than 1.0%)	8.8
Short-Term Investments	1.3

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$239,173	$—	$239,173
Austria	—	53,684	—	53,684
Belgium	—	76,286	—	76,286
China	—	37,862	—	37,862
Denmark	—	38,166	—	38,166
Finland	—	82,412	—	82,412
France	—	566,445	—	566,445
Germany	—	426,954	—	426,954

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Greece	$—	$20,958	$—	$20,958
Hong Kong	—	148,091	—	148,091
Ireland	—	32,324	—	32,324
Italy	21,485	83,198	—	104,683
Japan	—	1,068,819	—	1,068,819
Netherlands	—	307,438	—	307,438
Singapore	36,767	131,176	—	167,943
Spain	—	229,259	—	229,259
Sweden	—	212,062	—	212,062
Switzerland	—	151,632	—	151,632
Taiwan	69,820	—	—	69,820
United Kingdom	—	722,768	—	722,768
United States	—	439,126	—	439,126
Total Common Stocks	128,072	5,067,833	—	5,195,905
Short-Term Investments
Investment Companies	38,010	—	—	38,010
Investment of Cash Collateral from Securities Loaned	31,352	—	—	31,352
Total Short-Term Investments	69,362	—	—	69,362
Total Investments in Securities	$197,434	$5,067,833	$—	$5,265,267
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$141,338	$603,605	$706,964	$17	$14	$38,010	37,995	$744	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	36,487	64,501	69,636	—	—	31,352	31,352	126	—
Total	$177,825	$668,106	$776,600	$17	$14	$69,362		$870	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.